PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2019
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

30.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2018	2019
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	1,057	2,338
Additional pension benefit obligation	30a.i.a.ii	6	—
The Company - unfunded	30a.i.b	1,830	1,479
Telkomsel	30a.ii	1,541	2,209
Telkomsat		0	0
MD Media		0	0
Infomedia		—	0
Projected pension benefit obligations		4,434	6,026
Net periodic post-employment health care benefit	30b	195	996
Other post-employment benefit	30c	419	366
Obligation under the Labor Law	30d	507	690
Total		5,555	8,078

The details of net pension benefit expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2017	2018	2019
Pension benefit cost
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	557	511	362
Additional pension benefit obligation	30a.i.a.ii	657	69	1
The Company - unfunded	30a.i.b	239	198	163
Telkomsel	30a.ii	247	342	314
MD Media		0	0	0
Infomedia		0	0	0
Telkomsat		0	0	0
Total periodic pension benefit cost	26	1,700	1,120	840
Net periodic post-employment health care benefit cost	26,30b	276	335	167
Other post-employment benefit cost	26,30c	42	32	33
Obligation under the Labor Law	26,30d	62	113	136
Total		2,080	1,600	1,176

The amounts recognized in OCI are as follows:

	Notes	2017	2018	2019
Defined benefit plan actuarial gain (losses)
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	(1,154)	1,236	(1,116)
Additional pension benefit obligation	30a.i.a.ii	(419)	934	7
The Company - unfunded	30a.i.b	(100)	137	(94)
Telkomsel	30a.ii	(530)	514	(561)
MD Media		(2)	0	0
Infomedia		(1)	0	0
Telkomsat		0	0	0
Post-employment health care benefit cost	30b	(551)	2,559	(634)
Other post-employment benefit	30c	(40)	24	(15)
Obligation under the Labor Law	30d	(72)	14	(107)
Sub-total		(2,869)	5,418	(2,520)
Deferred tax effect at the applicable tax rates	29i	494	(598)	411
Defined benefit plan actuarial (losses) gain - net of tax		(2,375)	4,820	(2,109)

a.    Pension benefit cost

i.    The Company

a.    Funded pension plan

i.     Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). Pension Fund Management in accordance with the Pension Fund and Investment Directives Regulations determined by the Founder is carried out by the Board of Management. The Board of Mangement is monitored by the Oversight Board consisting of representatives of the Company and participants. The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company made contributions to the pension fund amounting to Rp233 billion for year period ended December 31, 2019. The Company did not make contributions to the pension fund for the year ended December 31, 2018.

Risks exposed to defined benefit programs are risks such as asset volatility and changes in bond yields. The project liabilities are calculated using a discount rate that refers to the level of government bond yields, if the return on program assets is lower, it will result in a program deficit. A decrease in the yield of government bonds will increase the program liabilities, although this will be offset in part by an increase in the value of the program bonds held. The Company ensures that the investment position is set within the framework of asset-liability matching ("ALM") that has been formed to achieve long-term results that are in line with the liabilities in the defined benefit pension plan. Within the ALM framework, the Company's objective is to adjust its pension assets and liabilities by investing in a well diversified portfolio to produce an optimal rate of return, taking into account the level of risk. Investment in the program has been well diversified, so that one investment's poor performance will not have a material impact on all asset groups.

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2018 and 2019, under the defined benefit pension plan:

	2018	2019
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	22,354	20,121
Charged to profit or loss:
Service costs	384	259
Interest costs	1,459	1,599
Pension plan participants’ contributions	38	33
Actuarial (gain) losses recognized in OCI	(2,691)	1,514
Pension benefits paid	(1,423)	(1,465)
Projected pension benefit obligations at end of year	20,121	22,061

	2018	2019
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	20,814	19,064
Interest income	1,357	1,524
Return on plan assets (excluding amount included in net interest expense)	(1,455)	398
Employer's contributions	—	233
Pension plan participants’ contributions	38	32
Pension benefits paid	(1,423)	(1,465)
Provision of additional benefit	(205)	—
Plan administration cost	(62)	(63)
Fair value of pension plan assets at end of year	19,064	19,723
Projected pension benefit obligations at end of year	1,057	2,338

As of December 31, 2018 and 2019, plan assets consist of:

	2018		2019
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	873	—	521	—
Equity instruments:
Finance	1,456	—	1,735	—
Consumer goods	1,336	—	1,085	—
Infrastructure, utilities and transportation	530	—	540	—
Construction, property and real estate	199	—	210	—
Basic industry and chemical	124	—	135	—
Trading, service and investment	420	—	395	—
Mining	112	—	159	—
Agriculture	55	—	70	—
Miscellaneous industries	362	—	292	—
Equity-based mutual fund	1,336	—	1,027	—
Fixed income instruments:
Corporate bonds	—	5,267	—	6,077
Government bonds	6,166	—	6,493	—
Mutual funds	54	—	85	—
Non-public equity:
Direct placement	—	288	—	374
Property	—	178	—	186
Others	—	308	—	339
Total	13,023	6,041	12,747	6,976

Pension plan assets include Series B shares issued by the Company with fair values totalling Rp372 billion and Rp346 billion, representing 1.95% and 1.75% of total plan assets as of December 31, 2018 and 2019, respectively, and bonds issued by the Company with fair value totalling Rp314 billion and Rp341 billion, representing 1.65% and 1.73% of total plan assets as of December 31, 2018 and 2019, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp(158) billion and Rp1,858 billion for the years ended December 31, 2018 and 2019, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statement as of December 31, 2019, Dapen's FSR is below 105%. Therefore, the Company will contribute to the defined benefit pension plan in 2020.

Based on the Company's policy issued on June 7, 2017 regarding Pension Regulation by Dapen, the Company provided other benefits in the form of additional benefit in 2017 amounted to Rp4.5 million to monthly pension beneficiaries who retired before end of June 2002 and Rp2.25 million to monthly pension beneficiaries who retired starting from the end of June 2002 until the end of April 2017.

The movement of the projected pension benefit obligations for the years ended December 31, 2018 and 2019 are as follows:

	2018	2019
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	1,540	1,057
Net periodic pension benefit cost	548	398
Provision of additional pension benefit	205	—
Employer Contribution	—	(233)
Actuarial (gain) losses recognized in OCI	(2,691)	1,514
Return on plan assets (excluding amount included in net interest expense)	1,455	(398)
Projected pension benefit obligations at end of year	1,057	2,338

The components of net periodic pension benefit cost for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Service costs	366	384	259
Past service cost - plan amendments	94	—	—
Plan administration cost	57	62	63
Net interest cost	66	102	76
Net periodic pension benefit cost	583	548	398
Amount charged to subsidiaries under contractual agreements	(26)	(37)	(36)
Net periodic pension benefit cost less cost charged to subsidiaries	557	511	362

Amounts recognized in OCI for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	163	329	(677)
Changes in financial assumptions	2,699	(3,020)	1,952
Changes in demographic assumptions	—	—	239
Return on plan assets (excluding amount included in net interest expense)	(1,708)	1,455	(398)
Net	1,154	(1,236)	1,116

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2017, 2018, and 2019, with reports dated February 27, 2018, April 1, 2019 and April 20, 2020, respectively, by PT Towers Watson Purbajaga (“TWP”), an independent actuary in association with Willis Towers Watson (“WTW”) (formerly Towers Watson). The principal actuarial assumptions used by the independent actuary as of December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Discount rate	6.75%	8.25%	7.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

ii.    Additional pension benefit obligation

Based on the Company’s policy issued on June 7, 2017 regarding Pension Regulation by Dapen, the Company established additional benefit fund at maximum 10% of surplus of defined benefit plan, when FSR is above 105% and return on investment is above actuarial discount rate of pension fund.

The additional pension benefit obligation for the year ended December 31, 2019 is as follows:

	2018	2019
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	1,076	104
Charged to profit or loss:
Interest costs	69	9
Actuarial gain recognized in OCI	(948)	(17)
Pension benefits paid	(93)	(96)
Projected pension benefit obligations at end of year	104	—
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	—	98
Interest income from assets	—	8
Provision of additional benefit	205	—
Return of benefit plan assets	(14)	(5)
Pension benefits paid	(93)	(96)
Fair value of pension plan assets at end of year	98	5
(Surplus) deficit in the program	6	(5)
Changes in asset ceiling excluding amount in net interest	—	5
Projected pension benefit obligations at end of year	6	—

Program assets for Additional Benefits have been set aside since 2018 according to the Oversight Board’s approval. As of December 31, 2019, the program assets had been fully paid to the pension beneficiaries.

Changes in additional pension benefit obligation for the years ended December 31, 2018 and 2019 are as follows:

	2018	2019
Additional pension benefit obligation at beginning of year	1,076	6
Net periodic pension benefit cost	69	1
Provision of additional benefit	(205)	—
Actuarial gain recognized in OCI	(948)	(12)
Return on plan asset	14	5
Projected additional pension benefit obligation at end of year	6	—

The components of additional pension benefit cost for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
Past service costs	657	—	—
Net interest costs	—	69	1
Pension benefit costs	657	69	1

Amounts recognized in OCI for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Actuarial gain recognized during the year due to:
Experience adjustment	—	(773)	(17)
Changes in financial assumption	419	(175)	—
Return on plan assets (excluding amount included in net interest expense)	—	14	5
Changes in asset ceiling excluding amount in net interest	—	—	5
Total	419	(934)	(7)

The actuarial valuation for the additional pension benefit plan was performed based on the measurement date as of December 31, 2017, 2018 and 2019, with report dated February 27, 2018, April 1, 2019 and April 20, 2020, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary for the years ended December 31, 2017, 2018, and 2019 is as follows:

	2017	2018	2019
Rate of return on investment	9.50% - 10.25%	9.30% - 10.00%	9.00% - 9.50%
Discount rate	6.75%	8.25%	7.25%
Actuarial discount rate of pension fund	9.25% - 9.50%	9.25% - 9.50%	9.25% - 9.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

b.    Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees.

The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp13 billion and Rp55 billion for the years ended December 31, 2018 and 2019, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus, and other benefits. Since 2012, the Company has issued a new requirement for MPP effective for employees retiring since April 1, 2012, whereby the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The following table presents the changes in the unfunded projected pension benefit obligations for MPS and MPP for the years ended December 31, 2018 and 2019:

	2018	2019
Unfunded projected pension benefit obligations at beginning of year	2,384	1,830
Charged to profit or loss:
Service costs	54	29
Net interest costs	144	134
Actuarial (gain) losses recognized in OCI	(137)	94
Benefits paid by employer	(615)	(608)
Unfunded projected pension benefit obligations at end of year	1,830	1,479

The components of total periodic pension benefit cost for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Service costs	51	54	29
Net interest costs	188	144	134
Total periodic pension benefit cost	239	198	163

Amounts recognized in OCI for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	19	27	12
Changes in demographic assumptions	—	(21)	37
Changes in financial assumptions	81	(143)	45
Net	100	(137)	94

The actuarial valuation for the defined benefit pension plan was performed, based on the measurement date as of December 31, 2017, 2018, and 2019, with reports dated February 27, 2018, April 1, 2019, and April 20, 2020 respectively, by TWP, an independent actuary in association with WTW.

The principal actuarial assumptions used by the independent actuary for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Discount rate	6.00% - 6.75%	8.00% - 8.25%	6.50% - 7.25%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2011	2011

ii.    Telkomsel

Telkomsel sponsors a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits based on their latest basic salary or take-home pay (excluding functional allowance) and number of years of their service. PT Asuransi Jiwasraya (“Jiwasraya”), a state-owned life insurance company, manages the plan under an annuity insurance contract. Until 2004, the employees contributed 5% of their monthly salaries to the plan and Telkomsel contributed any remaining amount required to fund the plan. Starting 2005, the entire contributions have been fully made by Telkomsel.

Telkomsel’s contributions to Jiwasraya amounted to Rp125 billion and Rp207 billion for the years ended December 31, 2018 and 2019, respectively.

The following table presents the changes in projected pension benefit obligation, changes in pension benefit plan assets, funded status of the pension plan and net amount recognized in the consolidated statements of financial position for the years ended December 31, 2018 and 2019, under Telkomsel’s defined benefit pension plan:

	2018	2019
Changes in projected pension benefit obligation
Projected pension benefit obligation at beginning of year	2,928	2,734
Charged to profit or loss:
Service costs	213	187
Net Interest costs	203	224
Actuarial (gain) losses recognized in OCI	(583)	614
Benefit paid	(27)	(21)
Projected pension benefit obligation at end of year	2,734	3,738
Changes in pension benefit plan assets
Fair value of plan assets at beginning of year	1,089	1,193
Interest income	74	97
Return on plan assets (excluding amount included in net interest expense)	(68)	53
Employer’s contributions	125	207
Benefit paid	(27)	(21)
Fair value of pension plan assets at end of year	1,193	1,529
Pension benefit obligation at end of year	1,541	2,209

Movements of the pension benefit obligation during the years ended December 31, 2018 and 2019:

	2018	2019
Pension benefit obligation at beginning of year	1,839	1,541
Periodic pension benefit cost	342	314
Actuarial (gain) losses recognized in OCI	(583)	614
Return on plan assets (excluding amount included in net interest expense)	68	(53)
Employer’s contributions	(125)	(207)
Pension benefit obligation at end of year	1,541	2,209

The components of the periodic pension benefit cost for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Service costs	149	213	187
Net interest costs	98	129	127
Total	247	342	314

Amounts recognized in OCI for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(77)	192	115
Changes in financial assumptions	661	(774)	499
Return on plan assets (excluding amount included in net interest expense)	(54)	68	(53)
Net	530	(514)	561

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2017, 2018, and 2019, with reports dated February 8, 2018, February 14, 2019, and February 28, 2020 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2017, 2018, and 2019, are as follows:

	2017	2018	2019
Discount rate	7.00%	8.25%	7.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all of its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes Telkom”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contributions to Yakes Telkom for the years ended December 31, 2018 and 2019.

The following table presents the changes in projected post-employment health care benefit obligation, changes in post-employment health care benefit plan assets, funded status of the post-employment health care benefit plan, and net amount recognized in the Company’s consolidated statements of financial position as of December 31, 2018 and 2019:

	2018	2019
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	15,448	12,423
Charged to profit or loss:
Interest costs	1,102	1,062
Actuarial (gain) losses recognized in OCI	(3,641)	905
Post-employment health care benefits paid	(486)	(567)
Projected post-employment health care benefit obligation at end of year	12,423	13,823
Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	13,029	12,228
Interest income	927	1,045
Return on plan assets (excluding amount included in net interest expense)	(1,082)	271
Post-employment health care benefits paid	(486)	(567)
Plan administration costs	(160)	(150)
Fair value of pension plan assets at end of year	12,228	12,827
Projected for post-employment health care benefit obligation - net	195	996

As of December 31, 2018 and 2019, plan assets consist of:

	2018		2019
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,115	—	563	—
Equity instruments:
Finance industries	799	—	954	—
Manufacturing and consumer	799	—	706	—
Infrastructure and telecommunication	332	—	317	—
Construction	190	—	181	—
Wholesale	177	—	159	—
Mining	77	—	117	—
Other Industries:
Biotechnology and pharma industry	85	—	96	—
Services	60	—	75	—
Agriculture	32	—	49	—
Others	3	—	3	—
Equity-based mutual funds	1,204	—	1,202	—
Fixed income instruments:
Fixed income mutual funds	7,020	—	8,071	—
Unlisted shares:			—	—
Private placement	—	335	—	334
Total	11,893	335	12,493	334

Yakes Telkom plan assets also include Series B shares issued by the Company with fair value totalling Rp249 billion and Rp222 billion, representing 2.03% and 1.73% of total plan assets as of December 31, 2018 and 2019, respectively.

The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp(315) billion and Rp1,166 billion for the years ended December 31, 2018 and 2019, respectively.

The movements of the projected post-employment health care benefit obligation for the years ended December 31, 2018 and 2019 are as follows:

	2018	2019
Projected post-employment health care benefit obligation at beginning of year	2,419	195
Net periodic post-employment health care benefit costs	335	167
Actuarial (gain) losses recognized in OCI	(3,641)	905
Return on plan assets (excluding amount included in net interest expense)	1,082	(271)
Projected post-employment health care benefit obligation at end of year	195	996

The components of net periodic post-employment health care benefit cost for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Plan administration costs	140	160	150
Net interest costs	136	175	17
Net periodic post-employment health care benefit cost	276	335	167

Amounts recognized in OCI for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(1,198)	(1,100)	810
Changes in financial assumptions	2,658	(2,541)	1,190
Changes in demographic assumptions	—	—	(1,095)
Return on plan assets (excluding amount included in net interest expense)	(909)	1,082	(271)
Net	551	(2,559)	634

The actuarial valuation for the post-employment health care benefits plan was performed based on the measurement date as of December 31, 2017, 2018, and 2019, with reports dated February 27, 2018, April 1, 2019, and April 20, 2020 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Discount rate	7.25%	8.75%	8.00%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2019
Indonesian mortality table	2011	2011	2011

c.   Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP”).

The movements of the unfunded projected other post-employment benefit obligations for the years ended December 31, 2018 and 2019 are as follows:

	2018	2019
Projected other post-employment benefit obligations at beginning of year	510	419
Charged to profit or loss:
Service costs	6	4
Net interest costs	26	29
Actuarial (gain) losses recognized in OCI	(24)	15
Benefits paid by employer	(99)	(101)
Projected other post-employment benefits obligations at the end of year	419	366

The components of the projected other post-employment benefit cost for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Current Service costs	6	6	4
Net interest costs	36	26	29
Total	42	32	33

Amounts recognized in OCI for the years ended December 31, 2017, 2018, and 2019 are as follows:

	2017	2018	2019
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	10	40	(25)
Changes in demographic assumptions	—	(34)	20
Changes in financial assumptions	30	(30)	20
Total	40	(24)	15

The actuarial valuation for the other post-employment benefits plan was performed based on measurement date as of December 31, 2017, 2018 and 2019, with reports dated February 27, 2018 , April 1, 2019, and April 20, 2020 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2017, 2018, and 2019, are as follows:

	2017	2018	2019
Discount rate	5.75%	8.00%	6.25%
Indonesian mortality table	2011	2011	2011

d.   Obligation under the Labor Law

Under Law No. 13 Year 2003, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognized as of December 31, 2018 and 2019 amounted to Rp507 billion and Rp690 billion, respectively. The related employee benefits cost charged to expense amounted to Rp62 billion, Rp113 billion and Rp136 billion for the years ended December 31, 2017, 2018 and 2019, respectively (Note 26). The actuarial losses recognized in OCI amounted to Rp72 billion, Rp(14) billion and Rp107 billion for the years ended December 31, 2017, 2018 and 2019, respectively.

e.   Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2018 and 2019 are as follows:

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
December 31, 2018
Within next 10 years	16,370	—	948	2,498	5,620	485
Within 10-20 years	20,349	—	160	7,880	6,913	91
Within 20-30 years	16,207	20	29	6,680	6,217	39
Within 30-40 years	9,400	38	9	1,580	3,193	3
Within 40-50 years	3,383	30	—	—	661	—
Within 50-60 years	644	50	—	—	22	—
Within 60-70 years	62	101	—	—	0	—
Within 70-80 years	2	—	—	—	—	—
Weighted average duration of DBO	9.11 years	9.11 years	3.97 years	10.58 years	17.41 years	3.13 years

December 31, 2019
Within next 10 years	18,392	—	1,587	3,486	6,064	418
Within 10-20 years	21,855	—	125	9,420	8,001	68
Within 20-30 years	20,154	—	52	7,150	7,501	38
Within 30-40 years	15,351	—	18	1,267	4,123	3
Within 40-50 years	4,265	—	—	—	958	—
Within 50-60 years	468	—	—	—	42	—
Within 60-70 years	32	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—
Weighted average duration of DBO	10.16 years	10.16 years	4.69 years	10.44 years	13.34 years	3.65 years

f.    Sensitivity Analysis

As of December 31, 2019, and 2018, 1% change in discount rate and rate of compensation would have effect on DBO, as follow:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
December 31, 2018
Funded:
Defined pension benefit obligation	(1,568)	1,832	275	(286)
Additional pension benefit obligation	(2)	(1)	—	—
Unfunded	(41)	38	42	(45)
Telkomsel	(497)	562	294	(276)
Post-employment health care benefits	(1,428)	1,815	1,783	(1,508)
Other post-employment benefits	(12)	13	—	—

December 31, 2019
Funded:
Defined pension benefit obligation	(1,952)	2,416	257	(275)
Additional pension benefit obligation	—	—	—	—
Unfunded	(40)	33	34	(43)
Telkomsel	(686)	777	390	(366)
Post-employment health care benefits	(1,551)	1,888	2,030	(1,689)
Other post-employment benefits	(12)	13	—	—

The sensitivity analysis has been determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.